Business and Basis of Presentation (Table)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Variable Interest Entities

Assets
Cash and cash equivalents	$9,518
Member advances, net of allowance for unrecoverable advances of $2,825 as of September 30, 2021	38,447
Debt facility commitment fee, current	52
Debt facility commitment fee, long-term	145

Total assets	$48,162

Liabilities and stockholder’s deficit
Long-term debt facility	$30,000
Warrant liability	3,586
Equity contributed	0.01
Accumulated deficit	(7,785)

Total liabilities and stockholder’s deficit	$25,801